Income Taxes (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024
Income Taxes [Line Items]
Operating loss carryforwards		$ 258,405
Malta [Member]
Income Taxes [Line Items]
Operating loss carryforwards		447,770
United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards		$ 2,010,293
U S Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 27,822,126